Consolidated Statements of Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
FOXO Technologies Operating Company | Series A | Preferred Stock
Statement [Line Items]
Balance		$ 21,854	$ 21,854	$ 21,854
Balance (in Shares)		8,000,000	8,000,000	8,000,000
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Issuance of shares for consulting agreement (in Shares)
Conversion of Series A Preferred Stock			$ (21,854)
Conversion of Series A Preferred Stock (in Shares)			(8,000,000)
Conversion of Bridge Loans
Conversion of Bridge Loans (in Shares)
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)
Conversion of existing Class A Common Stock
Conversion of existing Class A Common Stock (in Shares)
Reverse recapitalization
Reverse recapitalization (in Shares)
Net loss
Lease contributions
Stock based compensation
Stock based compensation (in Shares)
Subscriptions received
Warrants issued
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)
Net loss
Equity-based compensation
Equity-based compensation (in Shares)
Cantor Commitment Fee
Cantor Commitment Fee (in Shares)
Share repurchase and forward purchase agreement settlement
Share repurchase and forward purchase agreement settlement (in Shares)
Balance		$ 21,854		$ 21,854
Balance (in Shares)		8,000,000		8,000,000
FOXO Technologies Operating Company | Class A | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)		30,208	30,208
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Issuance of shares for consulting agreement (in Shares)			1,500,000
Conversion of Series A Preferred Stock
Conversion of Series A Preferred Stock (in Shares)			8,000,000
Conversion of Bridge Loans
Conversion of Bridge Loans (in Shares)			15,172,729
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)			2,000,000
Conversion of existing Class A Common Stock
Conversion of existing Class A Common Stock (in Shares)			(26,717,883)
Reverse recapitalization
Reverse recapitalization (in Shares)
Net loss
Lease contributions
Stock based compensation
Stock based compensation (in Shares)
Subscriptions received
Warrants issued
Issuance of shares for restricted stock (in Shares)				30,000
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)		14,946	14,946	208
Net loss
Equity-based compensation
Equity-based compensation (in Shares)
Cantor Commitment Fee
Cantor Commitment Fee (in Shares)
Share repurchase and forward purchase agreement settlement
Share repurchase and forward purchase agreement settlement (in Shares)
Balance
Balance (in Shares)		45,154		30,208
FOXO Technologies Operating Company | Class B | Common Stock
Statement [Line Items]
Balance
Balance (in Shares)		2,000,000	2,000,000	2,000,000
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Issuance of shares for consulting agreement (in Shares)
Conversion of Series A Preferred Stock
Conversion of Series A Preferred Stock (in Shares)
Conversion of Bridge Loans
Conversion of Bridge Loans (in Shares)
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)			(2,000,000)
Conversion of existing Class A Common Stock
Conversion of existing Class A Common Stock (in Shares)
Reverse recapitalization
Reverse recapitalization (in Shares)
Net loss
Lease contributions
Stock based compensation
Stock based compensation (in Shares)
Subscriptions received
Warrants issued
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)
Net loss
Equity-based compensation
Equity-based compensation (in Shares)
Cantor Commitment Fee
Cantor Commitment Fee (in Shares)
Share repurchase and forward purchase agreement settlement
Share repurchase and forward purchase agreement settlement (in Shares)
Balance
Balance (in Shares)		2,000,000		2,000,000
FOXO Technologies Inc. | Class A | Common Stock
Statement [Line Items]
Balance	$ 3
Balance (in Shares)	29,669,830
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Issuance of shares for consulting agreement (in Shares)
Conversion of Series A Preferred Stock
Conversion of Series A Preferred Stock (in Shares)
Conversion of Bridge Loans
Conversion of Bridge Loans (in Shares)
Conversion of Class B Common Stock
Conversion of Class B Common Stock (in Shares)
Conversion of existing Class A Common Stock			$ 1
Conversion of existing Class A Common Stock (in Shares)			15,518,705
Reverse recapitalization			$ 1
Reverse recapitalization (in Shares)			8,143,649
Net loss
Lease contributions
Stock based compensation
Stock based compensation (in Shares)	(111,000)
Subscriptions received
Warrants issued
Issuance of shares for restricted stock
Issuance of shares for restricted stock (in Shares)
Issuance of shares for exercised stock options
Issuance of shares for exercised stock options (in Shares)
Net loss
Equity-based compensation			$ 1
Equity-based compensation (in Shares)			5,517,000
Cantor Commitment Fee
Cantor Commitment Fee (in Shares)			190,476
Vendor share issuance
Vendor share issuance (in Shares)			300,000
Share repurchase and forward purchase agreement settlement
Share repurchase and forward purchase agreement settlement (in Shares)
Balance	$ 3		$ 3
Balance (in Shares)	29,558,830		29,669,830
FOXO Technologies Inc. | Treasury Stock
Statement [Line Items]
Balance (in Shares)	(2,140,761)
Activity prior to the business combination:
Issuance of shares for consulting agreement (in Shares)
Conversion of Series A Preferred Stock (in Shares)
Conversion of Bridge Loans (in Shares)
Conversion of Class B Common Stock (in Shares)
Conversion of existing Class A Common Stock (in Shares)
Reverse recapitalization (in Shares)
Stock based compensation (in Shares)
Issuance of shares for restricted stock (in Shares)
Issuance of shares for exercised stock options (in Shares)
Equity-based compensation (in Shares)
Cantor Commitment Fee (in Shares)
Vendor share issuance (in Shares)
Share repurchase and forward purchase agreement settlement (in Shares)			(2,140,761)
Balance (in Shares)	(2,140,761)		(2,140,761)
Additional Paid-in- Capital
Statement [Line Items]
Balance	$ 153,936	$ 4,902	$ 4,902	$ 4,104
Activity prior to the business combination:
Warrant repurchase			(507)
Issuance of shares for consulting agreement			6,900
Conversion of Series A Preferred Stock			21,854
Conversion of Bridge Loans			88,975
Conversion of Class B Common Stock
Reverse recapitalization			19,688
Net loss
Lease contributions		136	225	547
Stock based compensation	901	251	716	238
Subscriptions received
Warrants issued				13
Issuance of shares for restricted stock
Issuance of shares for exercised stock options
Net loss
Equity-based compensation			10,363
Cantor Commitment Fee			1,600
Vendor share issuance			376
Share repurchase and forward purchase agreement settlement			(1,156)
Balance	154,837	5,289	153,936	4,902
Accumulated Deficit
Statement [Line Items]
Balance	(147,231)	(51,976)	(51,976)	(13,488)
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Conversion of Series A Preferred Stock
Conversion of Bridge Loans
Conversion of Class B Common Stock
Conversion of existing Class A Common Stock
Reverse recapitalization
Net loss	(7,639)	(12,367)	(45,437)	(38,488)
Lease contributions
Stock based compensation
Subscriptions received
Warrants issued
Issuance of shares for restricted stock
Issuance of shares for exercised stock options
Net loss			(49,818)
Equity-based compensation
Cantor Commitment Fee
Share repurchase and forward purchase agreement settlement
Balance	(154,870)	(64,343)	(147,231)	(51,976)
Stockholder Subscription Receivable
Statement [Line Items]
Balance				(3,750)
Activity prior to the business combination:
Warrant repurchase
Issuance of shares for consulting agreement
Conversion of Series A Preferred Stock
Conversion of Bridge Loans
Conversion of Class B Common Stock
Reverse recapitalization
Net loss
Lease contributions
Stock based compensation
Subscriptions received				3,750
Warrants issued
Issuance of shares for restricted stock
Issuance of shares for exercised stock options
Net loss
Equity-based compensation
Cantor Commitment Fee
Share repurchase and forward purchase agreement settlement
Balance
Balance	6,708	(25,220)	(25,220)	8,720
Warrant repurchase			(507)
Issuance of shares for consulting agreement			6,900
Conversion of Series A Preferred Stock
Conversion of Bridge Loans			88,975
Conversion of Class B Common Stock
Conversion of existing Class A Common Stock			1
Reverse recapitalization			19,689
Net loss	(7,639)	(12,367)	(45,437)	(38,488)
Lease contributions		136	225	547
Stock based compensation	901	251	716	238
Subscriptions received				3,750
Warrants issued				13
Issuance of shares for restricted stock
Issuance of shares for exercised stock options
Net loss			(49,818)
Equity-based compensation			10,364
Cantor Commitment Fee			1,600
Vendor share issuance			376
Share repurchase and forward purchase agreement settlement			(1,156)
Balance	$ (30)	$ (37,200)	$ 6,708	$ (25,220)